Income Taxes (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the income tax benefit is computed at the U.S. federal statutory rate as follows:

	2019	2018

US federal statutory tax rate	21.00%	21.00%
Permanent differences	-6.56%	-0.03%
Change in valuation allowance	-14.44%	-20.97%
Total	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences which give rise to the significant portions of deferred tax assets or liabilities at December 31 are as follows:

	2019	2018

Deferred tax assets:
Net operating losses	$5,887,022	$5,315,433
Deferred rent	1,381	-
Accrued expenses/interest expense limitation	962,838	641,141
Total deferred tax assets	6,851,241	5,956,574

Deferred tax liabilities:
Depreciation	(7,354)	(7,666)
Total deferred tax liabilities	(7,354)	(7,666)
Less: valuation allowance	(6,843,887)	(5,948,908)

Total net deferred tax liabilities	$-	$-